Reserves for unpaid losses and loss adjustment expenses - By segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	$ (16.7)	$ (103.8)	$ 7.3
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Pre-tax un-accreted adjustment	0.6
Global Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(30.3)	(103.6)	25.3
Global A&H
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	10.3		15.0
U.S. Specialty
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	2.4
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	0.9		17.6
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(21.2)		7.9
Casualty Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(17.2)
Other Property
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(16.4)		(34.9)
Property Catastrophe Excess Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	$ 17.5		13.2
Typhoon Jebi and Hurricanes Michael, Florence, and Irma
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		$ (13.4)
Hurricanes Harvey, Irma and Maria
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			(21.4)
Marine & Energy
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			$ 6.8